Subsequent Event (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Subsequent Events [Abstract]
Right-of-Use Asset					$ 28,228
Cash paid to terminate lease					20,000
Lease liability					(33,210)
Loss on lease termination	$ (15,018)		$ (15,018)		$ 15,018